Projected Benefit Obligation (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Changes in plan assets:
Fair value of plan assets at beginning of year		$ 413	$ 386	$ 386
Fair value of plan assets at end of year				413	$ 386
Pension Benefits
Change in projected benefit obligation:
Projected benefit obligations at beginning of year		767	611	611	762
Service cost		12	13	44	42	$ 27
Interest cost		8	9	29	29	30
Actuarial loss (gain)				161	(138)
Benefits paid				(75)	(72)
Plan amendments				2	0
Curtailment				(5)	(12)
Acquisitions				0	0
Projected benefit obligation at end of year				767	611	762
Changes in plan assets:
Fair value of plan assets at beginning of year		413	386	386	390
Actual return on plan assets				37	15
Employer contributions		15		65	53
Benefits paid				(75)	(72)
Fair value of plan assets at end of year				413	386	$ 390
Funded status of plan
Funded status at end of year				$ (354)	$ (225)
Discount rate	[1],[2]			4.05%	4.96%	4.06%	4.65%
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments				$ (1)	$ 0	$ 0
Accumulated benefit obligation				654	526
Other Postretirement Benefits
Change in projected benefit obligation:
Projected benefit obligations at beginning of year		77	77	77	100
Service cost		1	1	3	5	5
Interest cost		1	1	3	2	4
Actuarial loss (gain)				(2)	(25)
Benefits paid				(4)	(8)
Plan amendments				0	0
Curtailment				0	(2)
Acquisitions				0	5
Projected benefit obligation at end of year				77	77	100
Changes in plan assets:
Fair value of plan assets at beginning of year		$ 0	$ 0	0	0
Actual return on plan assets				0	0
Employer contributions				4	8
Benefits paid				(4)	(8)
Fair value of plan assets at end of year				0	0	$ 0
Funded status of plan
Funded status at end of year				$ (77)	$ (77)
Discount rate	[1],[2]			3.16%	3.69%	2.82%	3.01%
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments				$ 0	$ 17	$ 0
Hawaii Operations
Funded status of plan
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments					$ 17

[1]	We determine the discount rate primarily by reference to the effective yields on high quality corporate bonds that have a comparable cash flow pattern to the expected pension and other postretirement benefit payments to be made.
[2]	We remeasured our pension and other postretirement benefit obligations during the second quarter of 2013 due to the Los Angeles Acquisition and the sale of the Hawaii Business. The discount rates used to determine the pension and postretirement obligations, and the related net periodic benefit costs, for the remaining period of 2013 were 4.65% and 3.01%, respectively.